NOTE 8 - TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	For the years ended June 30,
	2018	2017		2016
Hong Kong Statutory income tax rate	16.5%	16.5%		16.5%
Income not generated in Hong Kong	(15.3%)	(15.4%	)	(14.8%	)
China statutory income tax rate	25.0%	25.0%		25.0%
Effect of PRC preferential tax rate and tax holidays	(8.3%)	(9.3%)		(9.1%	)
Non-deductible permanent difference	(1.8%)	(1.6%	)	(2.5%)
Research and development tax credit	(0.9%)	(0.1%	)	(0.3%	)
Effective tax rate	15.2%	15.1%		14.8%